Document and Entity Information	Mar. 18, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0001692144
Amendment Flag	false
Document Type	8-K
Document Period End Date	Mar. 18, 2021
Entity Registrant Name	Life Partners Position Holder Trust
Entity Incorporation, State or Country Code	TX
Entity File Number	000-55783
Entity Tax Identification Number	81-6950788
Entity Address, Address Line One	2001 Bryan Street, Suite 1800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	560-5404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false